UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03503

UBS RMA Money Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:	212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2005

Item 1.  Schedule of Investments

UBS RMA Money Market Portfolio

SCHEDULE OF INVESTMENTS — September 30, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

U.S. Government Agency Obligations—11.82%
486,000	Federal Home Loan Bank	10/03/05 to 12/12/05	3.411 to 3.714	*	485,967,279
175,000	Federal Home Loan Bank	10/03/05	3.	430@	175,000,000
271,455	Federal Home Loan Bank	10/21/05 to 06/08/06	2.250 to 5.125		271,841,850
200,000	Federal Home Loan Mortgage Corp.	11/07/05	3.	702*	200,001,198
84,075	Federal Home Loan Mortgage Corp.	10/23/06	4.	250	84,075,000
Total U.S. Government Agency Obligations (cost—$1,216,885,327)					1,216,885,327

Time Deposit—1.27%
Banking-Non-U.S. — 1.27%
131,000	Fifth Third Bank, Grand Cayman (cost—$131,000,000)	10/03/05	3.	938	131,000,000

Certificates of Deposit—19.52%
Non-U.S.—10.34%
155,500	BNP Paribas	11/22/05 to 02/13/06	3.750 to 3.965		155,500,000
80,000	Canadian Imperial Bank of Commerce	11/15/05	3.	740	80,000,000
189,600	Credit Suisse First Boston	11/01/05 to 11/29/05	3.775 to 3.810		189,600,000
100,000	Deutsche Bank AG	08/03/06	4.	170	100,000,000
180,000	Fortis Bank NV	10/24/05 to 07/07/06	3.310 to 3.930		180,000,000
160,000	Natexis Banque Populaires	11/23/05 to 11/30/05	3.730 to 3.785		160,000,000
149,500	Svenska Handlesbanken	10/17/05 to 12/06/05	3.635 to 3.730		149,500,000
50,000	UniCredito Italiano SpA	03/13/06	3.	915	50,000,000
					1,064,600,000

U.S.—9.18%
258,000	American Express, Federal Savings Bank	10/07/05 to 10/31/05	3.630 to 3.780		258,000,000
60,000	Citibank N.A.	12/15/05	3.	810	60,000,000
260,000	First Tennessee Bank N.A. (Memphis)	10/03/05 to 11/01/05	3.570 to 3.780		260,000,000
100,000	SunTrust Bank	10/18/05	3.	300	100,000,000
195,000	Washington Mutual Bank	10/20/05 to 11/02/05	3.750 to 3.800		195,000,000
72,000	Wells Fargo Bank N.A.	10/24/05	3.	690	72,000,000
					945,000,000
Total Certificates of Deposit (cost—$2,009,600,000)					2,009,600,000

Commercial Paper@—53.47%
Asset Backed-Banking—1.18%
121,726	Atlantis One Funding	10/24/05 to 11/07/05	3.650 to 3.800		121,391,550

Asset Backed-Miscellaneous—22.64%
245,600	Amsterdam Funding Corp.	10/17/05 to 10/27/05	3.700 to 3.730		245,182,777
259,440	Barton Capital Corp.	10/19/05 to 10/25/05	3.750 to 3.760		258,936,577
200,514	Chariot Funding LLC	10/12/05 to 10/27/05	3.660 to 3.770		200,202,370
256,859	Falcon Asset Securitization Corp.	10/12/05 to 10/24/05	3.630 to 3.755		256,383,870
50,000	Kitty Hawk Funding Corp.	10/26/05	3.	770	49,879,569
187,242	Old Line Funding Corp.	10/04/05 to 10/14/05	3.600 to 3.750		187,116,765
153,082	Preferred Receivables Funding Corp.	10/24/05 to 10/27/05	3.750 to 3.770		152,718,759
255,672	Ranger Funding Co. LLC	10/06/05 to 10/17/05	3.700 to 3.730		255,410,412
200,000	Sheffield Receivables Corp.	10/03/05 to 10/04/05	3.600 to 3.730		199,994,819
47,448	Thunderbay Funding	10/03/05	3.	600	47,448,000
79,000	Variable Funding Capital Corp.	10/17/05	3.	620	78,888,786
149,000	Windmill Funding Corp.	10/06/05 to 10/28/05	3.600 to 3.760		148,788,900
250,000	Yorktown Capital LLC	10/06/05 to 10/20/05	3.650 to 3.750		249,669,062
					2,330,620,666

Asset Backed-Securities—12.45%
172,000	Cancara Asset Securitization LLC	10/04/05 to 10/14/05	3.630 to 3.710		171,851,494
31,500	Dorada Finance, Inc.	11/23/05	3.	770	31,331,764
272,600	Galaxy Funding, Inc.	10/04/05 to 12/22/05	3.460 to 3.870		271,037,588
307,500	Grampian Funding LLC	10/06/05 to 12/09/05	3.490 to 3.740		306,215,705
249,066	Scaldis Capital LLC	10/14/05 to 11/28/05	3.710 to 3.770		248,190,703
253,600	Solitaire Funding LLC	10/06/05 to 10/21/05	3.630 to 3.760		253,318,411
					1,281,945,665

Banking-Non-U.S.—1.16%
50,000	Natexis Banques Populaires U.S. Finance Co. LLC	11/28/05	3.	850	49,700,556
70,000	Westpac Trust Securities NZ Ltd.	10/14/05	3.	445	69,926,315
					119,626,871

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Banking-U.S.—5.32%
89,700	CBA (Delaware) Finance, Inc.	10/31/05	3.	770	89,436,980
115,500	Danske Corp.	03/27/06	4.050 to 4.100		113,215,666
205,000	ING (U.S.) Funding LLC	10/14/05 to 10/31/05	3.680 to 3.770		204,540,732
42,000	Nordea N.A., Inc.	03/31/06	4.	090	41,145,872
100,000	Westpac Capital Corp.	10/20/05	3.	250	99,846,528
					548,185,778

Brokerage—4.92%
247,000	Bear Stearns Cos., Inc.	10/19/05	3.	750	246,588,333
215,000	Morgan Stanley	10/03/05	3.920 to 4.008	*	215,000,000
45,000	Morgan Stanley	10/24/05	3.	690	44,903,138
					506,491,471

Energy-Integrated—2.35%
192,000	BP Capital Markets PLC	10/03/05	3.	850	192,000,000
50,000	Koch Industries LLC	10/03/05	3.	850	50,000,000
					242,000,000

Finance-NonCaptive Diversified—2.48%
97,500	CIT Group, Inc.	10/04/05 to 10/27/05	3.600 to 3.660		97,373,250
160,000	General Electric Capital Corp.	11/28/05 to 03/14/06	3.410 to 3.870		158,121,892
					255,495,142

Manufacturing-Diversified—0.97%
100,000	Siemens Capital Corp.	10/21/05	3.	750	99,812,500
Total Commercial Paper (cost—$5,505,569,643)					5,505,569,643

Short-Term Corporate Obligations—11.66%
Asset Backed-Securities—3.98%
106,000	Dorada Finance, Inc.**	03/10/06	3.	500	105,997,706
104,250	K2 (USA) LLC**	10/17/05 to 10/20/05	3.723 to 3.751	*	104,242,874
100,000	Links Finance LLC**	11/14/05	2.	680	100,000,000
100,000	Links Finance LLC**	10/03/05	3.	820*	99,994,000
					410,234,580

Banking-Non-U.S.—1.68%
173,000	HBOS Treasury Services PLC**	10/03/05	3.	713*	173,000,000

Banking-U.S.—1.20%
123,000	Bank of America, N.A.	10/03/05	3.	810*	123,000,000

Brokerage—0.51%
52,250	Citigroup Global Markets Holdings, Inc.	12/06/05	3.	901*	52,312,371

Finance-Captive Automotive—1.96%
202,000	Toyota Motor Credit Corp.	10/03/05 to 10/07/05	3.619 to 3.800	*	201,990,403

Finance-NonCaptive Consumer—1.94%
200,000	HSBC Finance Corp.	10/25/05 to 12/22/05	3.790 to 3.974	*	200,048,166

Finance-NonCaptive Diversified—0.39%
40,000	General Electric Capital Corp.	10/11/05	3.	804*	40,000,000
Total Short-Term Corporate Obligations (cost—$1,200,585,520)					1,200,585,520

Repurchase Agreement—1.46%
150,000	Repurchase Agreement dated 09/30/05 with Goldman Sachs Group, Inc., collateralized by $39,790,000 Federal Home Loan Bank obligations, 4.500% due 09/26/08, $5,995,000 Federal Home Loan Mortgage Corp. obligations, 7.000% due 03/15/10 and $97,418,000 Federal National Mortgage Association obligations, 6.000% due 05/15/11; (value—$153,003,769); proceeds: $150,047,500 (cost—$150,000,000)	10/03/05	3.	800	150,000,000

Number of Shares (000)		Interest Rates (%)		Value ($)

Money Market Funds†—0.68%
35,708	AIM Liquid Assets Portfolio	3.	707	35,708,059
34,043	BlackRock Provident Institutional TempFund	3.	606	34,043,261
Total Money Market Funds (cost—$69,751,320)				69,751,320

Total Investments (cost—$10,283,391,810 which approximates cost for federal income tax purposes)(1)—99.88%				10,283,391,810
Other assets in excess of liabilities—0.12%				12,587,323
Net Assets (applicable to 10,297,220,986 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				10,295,979,133

*	Variable rate securities–maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of September 30, 2005, and reset periodically.
**

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.66% of net assets as of September 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@	Interest rates shown are the discount rates at date of purchase.
†	Interest rates shown reflect yield at September 30, 2005.
(1)

Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	85.5
France	3.6
Germany	2.6
Switzerland	1.8
Belgium	1.8
Sweden	1.4
Cayman Islands	1.3
Canada	0.8
Australia	0.7
Italy	0.5
Total	100.0

Weighted average maturity – 41 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2005.

UBS RMA U.S. Government Portfolio

SCHEDULE OF INVESTMENTS — September 30, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

U.S. Government Obligations—32.97%
161,350	U.S. Treasury Bills(1)	11/10/05 to 12/01/05	3.095 to 3.349@		160,648,183
157,500	U.S. Treasury Notes(1)	10/31/05 to 02/28/06	1.625 to 1.875		156,882,863
25,000	U.S. Treasury Notes	03/31/06	1.	500	24,774,836
Total U.S. Government Obligations (cost—$342,305,882)					342,305,882

Repurchase Agreements—66.42%
200,000	Repurchase Agreement dated 09/30/05 with Bank of America, collateralized by $117,449,000 U.S. Treasury Bills, zero coupon due 12/22/05 and $85,924,000 U.S. Treasury Notes, 1.500% to 6.500% due 03/31/06 to 02/25/10; (value-$204,000,731); proceeds: $200,052,500	10/03/05	3.	150	200,000,000
200,000	Repurchase Agreement dated 09/30/05 with Bear Stearns & Co., collateralized by $18,840,000 U.S. Treasury Bills, zero coupon due 11/17/05, $45,665,000 U.S. Treasury Bonds, 5.250% to 9.875% due 11/15/15 to 02/15/29, $10,830,000 U.S. Treasury Notes, 3.000% to 4.250% due 05/15/07 to 11/15/13 and $91,180,000 U.S. Treasury Inflation Index Notes, 1.875% to 3.875% due 01/15/09 to 07/15/13; (value-$204,134,161); proceeds: $200,053,333	10/03/05	3.	200	200,000,000
79,600	Repurchase Agreement dated 09/30/05 with Deutsche Bank Securities, Inc., collateralized by $159,574,622 U.S. Treasury Stripped Principal Payment Bonds, zero coupon due 05/15/20 to 11/15/27; (value-$81,192,000); proceeds: $79,621,558	10/03/05	3.	250	79,600,000
210,000	Repurchase Agreement dated 09/30/05 with Morgan Stanley, collateralized by $148,170,779 U.S. Treasury Bonds, 8.500% to 8.750% due 02/15/20 to 08/15/20; (value- $214,200,639); proceeds: $210,056,875	10/03/05	3.	250	210,000,000
53	Repurchase Agreement dated 09/30/05 with State Street Bank & Trust Co., collateralized by $54,938 U.S. Treasury Bills, zero coupon due 03/02/06 and $66 U.S. Treasury Notes, 5.625% due 05/15/08; (value-$54,156); proceeds: $53,013	10/03/05	3.	000	53,000
Total Repurchase Agreements (cost—$689,653,000)					689,653,000

Number of
Shares
(000)

Money Market Fund†—0.62%
6,429	AIM Treasury Portfolio (cost—$6,428,666)	3.	178	6,428,666

Principal
Amount
(000)($)
Investments of Cash Collateral from Securities Loaned-2.46%
Repurchase Agreement—2.46%
25,570	Repurchase Agreement dated 09/30/05 with Morgan Stanley, collateralized by $18,041,221 U.S Treasury Bonds, 8.500% to 8.750% due 02/15/20 to 08/15/20; (value—$26,080,993); proceeds: $25,576,451 (cost—$25,569,526)	10/03/05	3.250	25,569,526

Number of
Shares
(000)
Money Market Funds†—0.00%
31	AIM Treasury Portfolio	3.	178	30,874
†† 0	Federated Treasury Obligation Fund	3.	180	96
†† 0	Provident Treasury Trust	3.	173	78
Total Money Market Funds (cost—$31,048)				31,048

Total Investments of Cash Collateral from Securities Loaned (cost—$25,600,574)				25,600,574

Value ($)
Total Investments (cost—$1,063,988,122 which approximates cost for federal income tax purposes)(2)(3)—102.47%	1,063,988,122
Liabilities in excess of other assets—(2.47)%	(25,649,884)
Net Assets (applicable to 1,038,885,471 shares of common stock outstanding equivalent to $1.00 per share)—100.00%	1,038,338,238

@	Interest rates shown are the discount rates at date of purchase.
†	Interest rates shown reflect yield at September 30, 2005.
††	Amount represents less than 500 shares.
(1)	Security, or portion thereof, was on loan at September 30, 2005.
(2)

Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

(3)

Includes $306,106,059 of investments in securities on loan, at market value. The custodian held cash equivalents as collateral for securities loaned of $25,600,574. In addition, the custodian held U.S. government agency securities having an aggregate value of $287,449,268 as collateral for portfolio securities loaned as follows:

Principal			Interest
Amount		Maturity	Rates	Market
(000) ($)		Dates	(%)	Value ($)
34,875	Federal National Mortgage Association	02/15/06	5.500	35,311,112
17,950	Federal National Mortgage Association	04/13/06	2.150	17,932,660
97,875	Federal National Mortgage Association	01/15/09	5.250	101,422,773
12,650	Federal National Mortgage Association	09/15/09	6.625	13,681,101
60,906	Federal National Mortgage Association	11/15/10	6.625	68,338,603
37,550	Federal National Mortgage Association	05/15/30	7.250	50,763,019
				287,449,268

Weighted average maturity – 28 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2005.

UBS Retirement Money Fund

SCHEDULE OF INVESTMENTS — September 30, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

U.S. Government Agency Obligations—9.77%
25,000	Federal Home Loan Bank	10/21/05	2.	250%	24,997,693
120,000	Federal Home Loan Bank	10/03/05 to 12/12/05	3.411 to 3.714*		119,996,218
20,000	Federal Home Loan Mortgage Corp.	11/07/05	3.	702*	20,000,120
18,000	Federal Home Loan Mortgage Corp.	10/23/06	4.	250	18,000,000
Total U.S. Government Agency Obligations (cost—$182,994,031)					182,994,031

Bank Notes—4.17%
Non-U.S.—3.10%
58,000	Abbey National Treasury Services PLC**	10/17/05	3.	649*	58,011,071

U.S.—1.07%
20,000	Bank of America, N.A.	10/03/05	3.	810*	20,000,000
Total Bank Notes (cost — 78,011,071)					78,011,071

Certificates of Deposit—14.63%
Non-U.S.—5.93%
20,000	BNP Paribas	02/13/06	3.	965	20,000,000
15,000	Deutsche Bank AG	08/03/06	4.	170	15,000,000
28,000	Fortis Bank NV-SA	07/07/06	3.	930	28,000,000
25,000	Societe Generale	10/04/06	4.	410	25,001,213
23,000	UniCredito Italiano SpA	12/19/05	3.	823*	22,997,561
					110,998,774

U.S.—8.70%
43,000	American Express, Federal Savings Bank	10/07/05	3.	630	43,000,000
40,000	First Tennessee Bank N.A. (Memphis)	10/03/05	3.	570	40,000,000
40,000	Washington Mutual Bank FA	10/21/05 to 11/04/05	3.740 to 3.800		40,000,000
10,000	Wells Fargo Bank N.A.	10/03/05	3.	800*	10,000,000
30,000	Wells Fargo Bank N.A.	10/17/05	3.	740	30,000,000
					163,000,000
Total Certificates of Deposit (cost—$273,998,774)					273,998,774

Commercial Paper@—56.11%
Asset Backed-Banking—2.12%
40,000	Atlantis One Funding	11/28/05	3.	750	39,766,667

Asset Backed-Miscellaneous—19.82%
45,000	Amsterdam Funding Corp.	10/20/05	3.	750	44,920,312
25,000	Barton Capital Corp.	10/19/05	3.	750	24,958,333
20,000	Chariot Funding LLC	10/14/05	3.	690	19,977,450
40,000	Falcon Asset Securitization Corp.	10/21/05 to 10/24/05	3.660 to 3.770		39,922,100
40,000	Kitty Hawk Funding Corp.	10/17/05	3.	730	39,941,978
20,000	Old Line Funding Corp.	10/04/05	3.	590	19,998,006
40,500	Ranger Funding Co. LLC	10/03/05 to 11/03/05	3.600 to 3.800		40,433,402
26,340	Sheffield Receivables Corp.	12/19/05	3.	830	26,124,224
29,673	Thunderbay Funding	10/07/05 to 11/07/05	3.600 to 3.800		29,615,997
30,000	Variable Funding Capital Corp.	10/17/05	3.	620	29,957,767
40,000	Windmill Funding Corp.	10/04/05	3.	550	39,996,055
15,398	Yorktown Capital LLC	10/19/05	3.	750	15,372,337
					371,217,961

Asset Backed-Securities—10.06%
18,500	Dorada Finance, Inc.	10/20/05 to 11/23/05	3.520 to 3.760		18,414,282
40,000	Galaxy Funding, Inc.	11/28/05 to 12/28/05	3.770 to 3.910		39,684,490
40,000	Grampian Funding LLC	10/07/05 to 03/29/06	3.470 to 4.100		39,391,395
27,000	K2 (USA) LLC	10/03/05 to 12/02/05	3.450 to 3.770		26,956,017
7,000	Links Finance LLC	11/17/05	3.	720	6,967,450
16,000	Scaldis Capital LLC	10/21/05	3.	310	15,973,520
41,000	Solitaire Funding LLC	10/03/05 to 11/23/05	3.440 to 3.870		40,890,350
					188,277,504

Banking-Non-U.S.—4.59%
7,000	Calyon N.A., Inc.	10/18/05	3.	620	6,989,442
41,000	KBC Financial Products International Ltd.	10/05/05	3.	460	40,992,119
30,000	Nationwide Building Society	10/26/05	3.	770	29,927,742
3,000	Northern Rock PLC	11/22/05	3.	740	2,984,416
5,000	Westpac Trust Securities NZ Ltd.	10/14/05	3.	445	4,994,737
					85,888,456

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Banking-U.S.—8.40%
17,000	CBA (Delaware) Finance, Inc.	12/15/05	3.	810	16,868,661
28,000	ING (US) Funding LLC	10/17/05 to 10/20/05	3.620 to 3.630		27,958,131
40,000	Nordea North America, Inc.	10/28/05	3.	270	39,909,167
33,635	San Paolo IMI U.S. Financial Co.	10/03/05 to 10/11/05	3.640 to 3.860		33,631,756
39,000	Westpac Capital Corp.	10/14/05 to 10/20/05	3.250 to 3.290		38,952,852
					157,320,567

Brokerage—6.24%
30,000	Bear Stearns Cos., Inc.	10/18/05	3.	750	29,953,125
40,000	Credit Suisse First Boston USA, Inc.	10/21/05	3.	750	39,925,000
25,000	Goldman Sachs Group, Inc.	10/21/05	3.	760	24,953,000
22,000	Morgan Stanley	10/03/05	3.	920*	22,000,000
					116,831,125

Finance-NonCaptive Diversified—3.03%
26,000	CIT Group, Inc.	10/14/05 to 10/19/05	3.560 to 3.640		25,963,562
15,000	General Electric Capital Corp.	03/14/06	3.	870	14,738,775
16,000	International Lease Finance Corp.	10/24/05	3.	740	15,965,093
					56,667,430

Utilities-Other—1.85%
35,000	RWE AG	12/21/05	3.	870	34,702,762
Total Commercial Paper (cost—$1,050,672,472)					1,050,672,472

Short-Term Corporate Obligations—13.22%
Asset Backed-Securities—4.65%
20,000	CC (USA), Inc. (Centauri)**	10/03/05	3.	810*	19,999,326
10,000	Dorada Finance, Inc.**	03/10/06	3.	500	9,999,784
17,000	K2 (USA) LLC**	10/20/05	3.	751*	16,999,073
30,000	Links Finance LLC**	10/17/05	3.	589*	30,003,911
10,000	Links Finance LLC**	11/14/05	2.	680	10,000,000
					87,002,094

Automobile OEM—2.32%
43,500	American Honda Finance Corp.**	11/21/05	3.	880*	43,506,056

Banking Non-U.S.—2.67%
50,000	HBOS Treasury Services PLC**	10/03/05	3.	713*	50,000,000

Finance-Captive Automotive—2.24%
42,000	Toyota Motor Credit Corp.	10/03/05 to 10/25/05	3.765 to 3.800*		41,998,845

Finance-NonCaptive Diversified—1.34%
25,000	General Electric Capital Corp.	10/11/05	3.	804*	25,000,000
Total Short-Term Corporate Obligations (cost—$247,506,995)					247,506,995

Repurchase Agreements—2.95%
55,000	Repurchase Agreement dated 09/30/05 with Deutsche Bank Securities, Inc., collateralized by $44,746,000 Federal Home Loan Mortgage Corp. obligations, 6.750% due 09/15/29; (value—$56,100,409); proceeds: $55,016,958	10/03/05	3.	700	55,000,000
132	Repurchase Agreement dated 09/30/05 with State Street Bank & Trust Co., collateralized by $136,827 U.S. Treasury Bills, zero coupon due 03/02/06 and $163 U.S. Treasury Notes, 5.625% due 05/15/08; (value—$134,879); proceeds: $132,033	10/03/05	3.	000	132,000
Total Repurchase Agreements (cost—$55,132,000)					55,132,000

Number of Shares (000)		Interest Rates (%)		Value ($)
Money Market Funds†—0.43%
4,528	AIM Liquid Assets Portfolio	3.	707	4,527,518
3,537	BlackRock Provident Institutional TempFund	3.	606	3,536,835
Total Money Market Funds (cost—$8,064,353)				8,064,353

Total Investments (cost—$1,896,379,696 which approximates cost for federal income tax purposes)(1)—101.28%				1,896,379,696

Liabilities in excess of other assets—(1.28)%				(23,901,769)
Net Assets (applicable to 1,872,296,242 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				1,872,477,927

*	Variable rate securities- maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of September 30, 2005, and reset periodically.
**

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 12.74% of net assets as of September 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@	Interest rates shown are the discount rates at date of purchase.
†	Interest rates shown reflect yield at September 30, 2005.
(1)

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

OEM	Original Equipment Manufacturer

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	83.9
United Kingdom	7.4
Belgium	3.6
France	2.8
Italy	1.2
Germany	0.8
Australia	0.3
Total	100.0

Weighted average maturity – 38 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2005.

Item 2.  Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)   Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 29, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2005